Share-Based Compensation - Additional Information (Detail) - USD ($)							6 Months Ended		12 Months Ended
	Apr. 14, 2017	Mar. 29, 2017	Mar. 23, 2017	Mar. 17, 2015	Oct. 14, 2014	Apr. 14, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period							22,782		118,971
Weighted average grant value per share, vested							$ 15.80		$ 11.10
Share vested, total fair value							$ 305,279		$ 1,893,223
Share-based compensation costs							$ 404,050	$ 319,127
Expected term (in years)						6 years 6 months
Options, vesting in period	197,055							197,055
Grant date option price, vested	$ 24.29
Exercised, number of shares							0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)				6 years 6 months	6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized							$ 1,479,112		$ 690,514
Total compensation cost not yet recognized period for recognition							1 year 11 months 23 days		1 year 7 months 2 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting term							Shares under the 2013 Plan non-employee directors with a weighted average value of $15.80 per share. These restricted shares vest on the first anniversary of the grant date.
Total compensation cost not yet recognized							$ 304,352		$ 673,022
2013 Long Term Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized period for recognition							7 months 28 days		8 months 12 days
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs							$ 368,669	$ 468,450
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		22,782	28,194
Weighted average value, per share		$ 15.80	$ 12.77
Vesting term							Shares under the Navigator Holdings Ltd. 2013 Long-Term Incentive Plan (the "2013 Plan") to non-employee directors with a weighted average value of $12.77 per share. These restricted shares vest on the first anniversary of the grant date.
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		29,966	42,023
Weighted average value, per share		$ 15.80	$ 12.77
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Share-based Compensation, expiration period							10 years
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares		19,872	25,527
Weighted average value, per share		$ 15.80	$ 12.77